Segments and Geographical Information - Goodwill Assigned to Segments (Detail) $ in Millions	12 Months Ended
	Dec. 31, 2018 USD ($)
Goodwill [Line Items]
Beginning balance, Cost	$ 9,020
Purchase price allocation to goodwill	11
Ending balance, Cost	8,971
Accumulated impairment at January 1, 2018	(154)
Accumulated impairment at December 31, 2018	(114)
Cost [Member]
Goodwill [Line Items]
Translation differences and other changes	(60)
Accumulated Impairment [Member]
Goodwill [Line Items]
Translation differences and other changes	40
HPMS [Member]
Goodwill [Line Items]
Beginning balance, Cost	8,750
Purchase price allocation to goodwill	11
Ending balance, Cost	8,701
Accumulated impairment at January 1, 2018	(154)
Accumulated impairment at December 31, 2018	(114)
HPMS [Member] | Cost [Member]
Goodwill [Line Items]
Translation differences and other changes	(60)
HPMS [Member] | Accumulated Impairment [Member]
Goodwill [Line Items]
Translation differences and other changes	40
Corporate and Other [Member]
Goodwill [Line Items]
Beginning balance, Cost	270	[1]
Purchase price allocation to goodwill	0	[1]
Ending balance, Cost	270	[1]
Accumulated impairment at January 1, 2018	0	[1]
Accumulated impairment at December 31, 2018	0	[1]
Corporate and Other [Member] | Cost [Member]
Goodwill [Line Items]
Translation differences and other changes	0	[1]
Corporate and Other [Member] | Accumulated Impairment [Member]
Goodwill [Line Items]
Translation differences and other changes	$ 0	[1]

[1]	Corporate and Other is not a reporting segment under ASC 280 “Segment Reporting”.